Schedule of financial liabilities (Details) - CAD ($)	Aug. 31, 2026	Feb. 28, 2026
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 1,774,867	$ 2,883,651
Lease liabilities (note 10)	129,401
Bridge loan (note 12)	747,246	$ 726,213
Total	2,651,514
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	1,774,867
Lease liabilities (note 10)	89,475
Bridge loan (note 12)
Total	1,864,342
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Lease liabilities (note 10)	39,926
Bridge loan (note 12)	747,246
Total	$ 787,172